Schedule of Investments
(unaudited)
April 30, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
American Express Credit Account Master Trust,
Series 2022-4, Class A, 4.95%, 10/15/27 ... USD 5,000 $ 5,009,371
BMW Vehicle Lease Trust, Series 2024-1, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.40%), 4.75%, 07/27/26
(a)
............ 429 428,759
BMW Vehicle Owner Trust, Series 2024-A, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.34%), 4.69%, 02/25/27
(a)
............ 911 910,315
CarMax Auto Owner Trust
Series 2023-3, Class A2B, (SOFR 30 day
Average at 0.00% Floor + 0.60%), 4.94%,
11/16/26
(a)
..................... 245 244,904
Series 2023-4, Class A2A, 6.08%, 12/15/26 . 519 519,907
Chase Issuance Trust, Series 2022-A1, Class A,
3.97%, 09/15/27 ................... 4,700 4,688,485
Citibank Credit Card Issuance Trust, Series
2023-A1, Class A1, 5.23%, 12/08/27 ...... 1,379 1,384,601
CNH Equipment Trust
Series 2024-B, Class A2A, 5.42%, 10/15/27 . 967 968,779
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.40% Floor + 0.40%), 4.74%,
10/15/27
(a)
..................... 844 844,264
Ford Credit Auto Lease Trust, Series 2024-B,
Class A2A, 5.18%, 02/15/27 ........... 683 684,596
Ford Credit Auto Owner Trust
Series 2024-A, Class A2A, 5.32%, 01/15/27 . 983 984,816
Series 2024-B, Class A2A, 5.40%, 04/15/27 . 1,422 1,426,343
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/26 .. 59 58,616
Series 2024-1, Class A2, 5.36%, 09/15/26 .. 1,193 1,193,722
Hyundai Auto Lease Securitization Trust
(b)
Series 2024-B, Class A2A, 5.51%, 10/15/26 . 1,998 2,002,049
Series 2024-B, Class A2B, (SOFR 30 day
Average at 0.45% Floor + 0.45%), 4.79%,
10/15/26
(a)
..................... 969 968,515
Hyundai Auto Receivables Trust, Series 2024-B,
Class A2B, (SOFR 30 day Average at 0.00%
Floor + 0.37%), 4.71%, 06/15/27
(a)
....... 1,294 1,292,991
Mercedes-Benz Auto Receivables Trust, Series
2023-2, Class A2, 5.92%, 11/16/26 ....... 277 277,223
Toyota Auto Receivables Owner Trust, Series
2024-A, Class A2B, (SOFR 30 day Average at
0.00% Floor + 0.35%), 4.69%, 12/15/26
(a)
.. 1,478 1,478,086
Toyota Lease Owner Trust, Series 2024-A, Class
A2B, (SOFR 30 day Average at 0.00% Floor +
0.40%), 4.75%, 07/20/26
(a) (b)
........... 111 111,325
USAA Auto Owner Trust, Series 2024-A, Class
A2, 5.25%, 03/15/27
(b)
............... 1,299 1,301,464
Total Asset-Backed Securities — 2 .2%
(Cost: $ 26,757,482 ) ............................... 26,779,131
Corporate Bonds
Aerospace & Defense — 0.5%
General Dynamics Corp., 3.50%, 04/01/27 ... 1,970 1,955,024
Lockheed Martin Corp., 4.95%, 10/15/25 .... 2,220 2,224,234
RTX Corp., 5.00%, 02/27/26 ............ 1,595 1,601,279
5,780,537
Automobiles — 2.2%
(b)
BMW US Capital LLC
4.65% , 08/13/26 ................... 1,175 1,178,121
(SOFR Index + 0.80%), 5.20% , 08/13/26
(a)
. 2,770 2,773,457
Hyundai Capital America
5.45% , 06/24/26 ................... 2,005 2,022,483
5.25% , 01/08/27 ................... 2,625 2,643,165
Security
Par (000)
Par (000) Value
Automobiles (continued)
4.85% , 03/25/27 ................... USD 3,030 $ 3,033,580
(1-day SOFR at 0.00% Floor + 1.03%),
5.38% , 09/24/27
(a)
................ 2,965 2,938,315
Mercedes-Benz Finance North America LLC
5.38% , 08/01/25 ................... 3,330 3,333,455
4.90% , 01/09/26 ................... 3,150 3,159,823
4.88% , 07/31/26 ................... 2,840 2,854,315
Volkswagen Group of America Finance LLC,
(1-day SOFR + 0.83%), 5.21%, 03/20/26
(a)
.. 3,140 3,139,466
27,076,180
Banks — 11.8%
ASB Bank Ltd., 5.35%, 06/15/26
(b)
......... 2,925 2,962,195
Australia & New Zealand Banking Group Ltd.,
5.09%, 12/08/25 .................. 3,245 3,259,072
Bank of America Corp., 3.50%, 04/19/26 ..... 6,380 6,327,637
Banque Federative du Credit Mutuel SA
(b)
4.94% , 01/26/26 ................... 4,800 4,814,220
5.09% , 01/23/27 ................... 3,140 3,171,570
BPCE SA
(b)
5.10% , 01/26/26 ................... 3,140 3,145,590
5.20% , 01/18/27 ................... 2,010 2,038,203
Citibank NA
4.93% , 08/06/26 ................... 4,420 4,454,300
(1-day SOFR + 0.71%), 5.08% , 11/19/27
(a)
. 8,450 8,455,239
Commonwealth Bank of Australia
(1-day SOFR at 0.00% Floor + 0.46%),
4.85% , 11/27/26
(a) (b)
............... 2,770 2,768,307
4.42% , 03/14/28 ................... 3,035 3,063,467
Cooperatieve Rabobank UA, 4.88%, 01/21/28 . 5,610 5,724,450
JPMorgan Chase & Co., (1-day SOFR + 0.89%),
1.58%, 04/22/27
(a)
................. 4,000 3,888,519
KeyBank NA, 4.15%, 08/08/25 ........... 2,050 2,046,006
Mitsubishi UFJ Financial Group, Inc., 1.41%,
07/17/25 ....................... 6,310 6,267,011
Morgan Stanley Bank NA, (1-day SOFR +
0.69%), 5.02%, 10/15/27
(a)
............ 8,770 8,736,702
National Australia Bank Ltd.
5.20% , 05/13/25 ................... 3,140 3,140,563
4.75% , 12/10/25 ................... 2,160 2,164,106
(1-day SOFR + 0.55%), 4.88% , 01/29/26
(a) (b)
5,150 5,148,109
(1-day SOFR + 0.50%), 4.89% , 03/06/28
(a) (b)
2,805 2,783,113
National Securities Clearing Corp., 5.15%,
05/30/25
(b)
...................... 1,230 1,230,527
NatWest Markets plc, 4.79%, 03/21/28
(b)
..... 4,220 4,248,544
Nordea Bank Abp
(b)
3.60% , 06/06/25 ................... 4,425 4,419,253
4.75% , 09/22/25 ................... 6,100 6,104,877
5.00% , 03/19/27 ................... 3,150 3,197,409
(1-day SOFR + 0.70%), 5.05% , 03/17/28
(a)
. 2,210 2,205,834
PNC Bank NA, (1-day SOFR + 0.50%), 4.84%,
01/15/27
(a)
...................... 2,765 2,762,006
Societe Generale SA, 4.35%, 06/13/25
(b)
..... 5,000 4,996,621
Sumitomo Mitsui Financial Group, Inc., 5.46%,
01/13/26 ....................... 4,800 4,831,959
Sumitomo Mitsui Trust Bank Ltd., 4.45%,
09/10/27
(b)
...................... 2,770 2,779,372
Svenska Handelsbanken AB, 3.65%, 06/10/25
(b)
6,600 6,593,532
United Overseas Bank Ltd., (SOFR Index +
0.58%), 4.87%, 04/02/28
(a) (b)
........... 3,035 3,030,751
Wells Fargo & Co.
(a)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 2,010 2,023,380
(1-day SOFR + 0.78%), 5.14% , 01/24/28 .. 2,980 2,965,081
Wells Fargo Bank NA
5.55% , 08/01/25 ................... 3,340 3,345,451

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.81% , 01/15/26 ................... USD 3,150 $ 3,159,127
Westpac Banking Corp., (1-day SOFR + 0.50%),
4.89%, 03/06/28
(a) (b)
................ 2,900 2,877,580
145,129,683
Broadline Retail — 0.4%
eBay, Inc., 5.90%, 11/22/25 ............. 5,500 5,531,408
Capital Markets — 2.2%
Deutsche Bank AG, 4.16%, 05/13/25 ....... 3,900 3,899,147
Goldman Sachs Bank USA
(a)
(1-day SOFR + 0.77%), 5.12% , 03/18/27 .. 3,150 3,141,801
(1-day SOFR + 0.78%), 5.28% , 03/18/27 .. 3,150 3,171,098
Macquarie Bank Ltd., 5.39%, 12/07/26
(b)
..... 1,990 2,024,970
Morgan Stanley
(1-day SOFR + 1.67%), 4.68% , 07/17/26
(a)
. 1,840 1,839,525
3.63% , 01/20/27 ................... 9,000 8,916,646
State Street Bank & Trust Co., (1-day SOFR +
0.46%), 4.82%, 11/25/26
(a)
............ 1,135 1,133,802
UBS AG, (1-day SOFR + 0.72%), 4.86%,
01/10/28
(a)
...................... 3,420 3,443,345
27,570,334
Commercial Services & Supplies — 0.2%
Waste Management, Inc., 4.95%, 07/03/27 ... 2,155 2,195,217
Consumer Finance — 4.3%
American Express Co., (1-day SOFR + 0.75%),
5.11%, 04/23/27
(a)
................. 3,050 3,052,162
American Honda Finance Corp.
(a)
(1-day SOFR at 0.00% Floor + 0.60%),
5.00% , 08/14/25 ................. 3,130 3,130,725
(1-day SOFR at 0.00% Floor + 0.50%),
4.84% , 01/12/26 ................. 3,010 3,005,935
(1-day SOFR at 0.00% Floor + 0.55%),
4.95% , 05/21/26 ................. 2,200 2,197,212
(SOFR Index + 0.72%), 5.06% , 10/05/26 .. 2,000 2,000,586
Caterpillar Financial Services Corp.
4.50% , 01/07/27 ................... 2,780 2,802,802
(1-day SOFR + 0.38%), 4.72% , 01/07/27
(a)
. 2,155 2,149,427
Hyundai Capital Services, Inc., 5.25%, 01/22/28
(b)
5,790 5,877,296
John Deere Capital Corp.
3.40% , 06/06/25 ................... 4,310 4,304,380
4.50% , 01/08/27 ................... 2,780 2,803,688
4.20% , 07/15/27 ................... 1,165 1,170,830
Toyota Motor Credit Corp.
Series B , (1-day SOFR + 0.35%), 4.71% ,
09/17/25
(a) (b)
.................... 8,470 8,469,661
(1-day SOFR + 0.30%), 4.66% , 02/24/26
(a)
. 5,850 5,838,101
(SOFR Index + 0.45%), 4.82% , 04/10/26
(a)
. 2,950 2,946,814
5.20% , 05/15/26 ................... 2,975 3,004,273
52,753,892
Consumer Staples Distribution & Retail — 0.6%
Walmart, Inc., 3.90%, 09/09/25 .......... 7,000 6,986,000
Electric Utilities — 1.1%
Florida Power & Light Co., 4.45%, 05/15/26 ... 1,915 1,917,400
NextEra Energy Capital Holdings, Inc.
5.75% , 09/01/25 ................... 2,905 2,914,070
(SOFR Index + 0.76%), 5.09% , 01/29/26
(a)
. 3,130 3,131,551
4.85% , 02/04/28 ................... 2,235 2,270,405
Wisconsin Public Service Corp., 5.35%, 11/10/25 2,720 2,731,967
12,965,393
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp.
4.75% , 03/30/26 ................... 750 751,741
Security
Par (000)
Par (000) Value
Electronic Equipment, Instruments & Components (continued)
5.05% , 04/05/27 ................... USD 2,755 $ 2,804,914
3,556,655
Entertainment — 0.5%
TWDC Enterprises 18 Corp., 2.95%, 06/15/27 . 6,040 5,915,350
Financial Services — 2.1%
JPMorgan Chase Bank NA, 5.11%, 12/08/26 .. 3,030 3,075,453
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,350 1,371,091
Nationwide Building Society, 1.50%, 10/13/26
(b)
8,900 8,550,031
PayPal Holdings, Inc.
4.45% , 03/06/28 ................... 1,305 1,319,438
(1-day SOFR + 0.67%), 5.06% , 03/06/28
(a)
. 2,080 2,080,283
Siemens Financieringsmaatschappij NV, 6.13%,
08/17/26
(b)
...................... 8,750 8,967,778
25,364,074
Food Products — 1.2%
(b)
Cargill, Inc., 4.88%, 10/10/25 ............ 5,185 5,191,698
Mars, Inc., 4.45%, 03/01/27 ............ 3,370 3,390,342
Nestle Holdings, Inc., 4.00%, 09/12/25 ...... 6,200 6,189,041
14,771,081
Health Care Equipment & Supplies — 0.5%
Stryker Corp., 4.55%, 02/10/27 .......... 5,935 5,965,094
Health Care Providers & Services — 0.1%
UnitedHealth Group, Inc., 4.75%, 07/15/26 ... 850 856,455
Hotels, Restaurants & Leisure — 0.3%
Starbucks Corp., 4.85%, 02/08/27 ......... 3,130 3,156,748
Insurance — 5.9%
(b)
Athene Global Funding
(a)
(SOFR Index at 0.00% Floor + 0.75%),
5.12% , 07/16/26 ................. 3,810 3,801,634
(SOFR Index at 0.00% Floor + 0.95%),
5.34% , 03/06/28 ................. 11,065 11,006,169
MassMutual Global Funding II
4.15% , 08/26/25 ................... 2,238 2,235,193
4.45% , 03/27/28 ................... 5,448 5,489,514
New York Life Global Funding
(1-day SOFR + 0.70%), 5.09% , 06/13/25
(a)
. 3,700 3,701,873
3.60% , 08/05/25 ................... 6,200 6,182,300
Northwestern Mutual Global Funding
4.00% , 07/01/25 ................... 6,400 6,392,146
4.49% , 03/21/28 ................... 3,940 3,965,041
Pacific Life Global Funding II
(a)
(SOFR Index at 0.00% Floor + 0.86%),
5.21% , 06/16/25 ................. 3,515 3,517,011
(1-day SOFR + 0.48%), 4.85% , 02/04/27 .. 6,635 6,617,033
(1-day SOFR + 0.60%), 4.93% , 01/27/28 .. 5,000 4,969,435
Principal Life Global Funding II, 4.60%, 08/19/27 2,910 2,926,542
Protective Life Global Funding
(1-day SOFR + 0.50%), 4.83% , 07/22/26
(a)
. 8,460 8,441,134
4.99% , 01/12/27 ................... 3,150 3,186,353
72,431,378
IT Services — 0.6%
Accenture Capital, Inc., 3.90%, 10/04/27 ..... 2,015 2,013,000
International Business Machines Corp., 3.30%,
05/15/26 ....................... 6,070 6,002,237
8,015,237
Machinery — 0.3%
Daimler Truck Finance North America LLC
(b)
5.00% , 01/15/27 ................... 2,260 2,275,401
4.95% , 01/13/28 ................... 1,775 1,788,751
4,064,152

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 0.2%
Rio Tinto Finance USA plc
4.38% , 03/12/27 ................... USD 1,040 $ 1,045,221
(SOFR Index + 0.84%), 5.22% , 03/14/28
(a)
. 1,395 1,396,395
2,441,616
Multi-Utilities — 0.2%
WEC Energy Group, Inc., 5.00%, 09/27/25 ... 2,560 2,560,666
Pharmaceuticals — 1.6%
Bristol-Myers Squibb Co.
(1-day SOFR at 0.00% Floor + 0.49%),
4.89% , 02/20/26
(a)
................ 2,055 2,054,833
4.95% , 02/20/26 ................... 4,495 4,519,461
Pfizer Investment Enterprises Pte. Ltd.
4.65% , 05/19/25 ................... 7,600 7,600,035
4.45% , 05/19/26 ................... 5,302 5,309,134
19,483,463
Semiconductors & Semiconductor Equipment — 0.2%
Advanced Micro Devices, Inc., 4.21%, 09/24/26 3,040 3,052,739
Specialty Retail — 0.9%
Home Depot, Inc. (The)
4.00% , 09/15/25 ................... 1,910 1,906,751
5.15% , 06/25/26 ................... 2,900 2,936,386
Lowe's Cos., Inc.
4.40% , 09/08/25 ................... 4,150 4,146,627
4.80% , 04/01/26 ................... 1,760 1,763,550
10,753,314
Total Corporate Bonds — 38 .2%
(Cost: $ 467,191,624 ) .............................. 468,376,666
Foreign Agency Obligations
Australia — 0.5%
NBN Co. Ltd. , 4.00% , 10/01/27
(b)
.......... 5,925 5,893,864
Canada — 0.2%
CDP Financial, Inc. , 4.50% , 02/13/26
(b)
...... 2,523 2,528,976
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 8,437,344 ) ............................... 8,422,840
Municipal Bonds
Illinois — 0 .1%
State of Illinois , Series 2023A , GO ,
5.25% , 05/01/25 ................... 1,485 1,485,013
Other — 0 .1%
Taxable Municipal Funding Trust, Tender Option
Bond Trust Receipts/Certificates , Series
2020-11 , RB , VRDN ( Barclays Bank plc LOC ) ,
4.65% , 05/01/25
(b) (c) (d)
................ 1,120 1,120,000
Total Municipal Bonds — 0 .2%
(Cost: $ 2,605,000 ) ............................... 2,605,013
U.S. Treasury Obligations
U.S. Treasury Notes
4.75% , 07/31/25 ................... 6,220 6,226,220
5.00% , 08/31/25 - 09/30/25 ............ 6,020 6,034,968
4.88% , 11/30/25 ................... 3,080 3,093,186
1.63% , 02/15/26 ................... 2,580 2,532,062
3.75% , 08/31/26 ................... 5,815 5,812,501
3.50% , 09/30/26 ................... 2,930 2,920,272
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.13% , 10/31/26 ................... USD 13,355 $ 13,431,165
Total U.S. Treasury Obligations — 3 .3%
(Cost: $ 39,845,054 ) ............................... 40,050,374
Total Long-Term Investments — 44.6%
(Cost: $ 544,836,504 ) .............................. 546,234,024
Short-Term Securities
Certificates of Deposit — 14.2%
Domestic — 1.0%
(a)
Bank of America Corp. , (1-day SOFR + 0.28%),
4.69% , 04/02/26 ................... 6,060 6,053,846
Citibank NA , (1-day SOFR at 0.00% Floor +
0.34%), 4.70% , 09/19/25 .............. 6,000 6,001,898
12,055,744
Yankee — 13.2%
(e)
Bank of Montreal, Chicago
5.50% , 06/11/25 ................... 9,000 9,009,399
(1-day SOFR + 0.40%), 4.76% , 11/17/25
(a)
.. 5,610 5,611,480
BNP Paribas SA, New York , (1-day SOFR +
0.25%), 4.61% , 11/20/25
(a)
............. 11,840 11,835,675
Canadian Imperial Bank of Commerce, New York
(1-day SOFR + 0.35%), 4.71% , 09/23/25
(a)
.. 7,500 7,503,241
4.50% , 10/09/25 ................... 5,900 5,900,658
(1-day SOFR at 0.00% Floor + 0.31%),
4.67% , 02/06/26
(a)
................ 3,000 2,999,261
(1-day SOFR at 0.00% Floor + 0.30%),
4.66% , 02/09/26
(a)
................ 7,090 7,087,501
Credit Agricole Corporate & Investment Bank SA,
New York
5.50% , 06/02/25 ................... 3,840 3,843,317
(1-day SOFR + 0.28%), 4.64% , 06/13/25
(a)
.. 8,700 8,702,138
(1-day SOFR + 0.29%), 4.65% , 06/20/25
(a)
.. 5,000 5,001,413
4.40% , 10/07/25 ................... 3,000 2,998,782
Lloyds Bank Corporate Markets plc, New York ,
5.10% , 07/25/25 ................... 4,750 4,755,920
Mitsubishi UFJ Trust & Banking Corp., New York ,
(1-day SOFR + 0.22%), 4.58% , 09/25/25
(a)
.. 5,610 5,609,516
Mizuho Bank Ltd., New York
4.61% , 01/14/26 ................... 6,500 6,512,581
(1-day SOFR + 0.34%), 4.70% , 02/18/26
(a)
.. 8,750 8,746,772
MUFG Bank Ltd., New York
(a)
(1-day SOFR + 0.25%), 4.61% , 11/26/25 ... 6,000 5,996,409
(1-day SOFR + 0.25%), 4.61% , 12/03/25 ... 3,900 3,897,515
Natixis SA, New York , 5.55% , 05/30/25 ...... 9,000 9,007,132
Royal Bank of Canada, New York ,
4.50% , 10/07/25 ................... 8,840 8,842,276
Standard Chartered Bank, New York ,
4.50% , 09/08/25 ................... 5,000 4,999,921
Sumitomo Mitsui Banking Corp., New York
(1-day SOFR + 0.23%), 4.59% , 05/12/25
(a)
.. 4,300 4,300,160
4.54% , 06/09/25 ................... 8,190 8,189,796
Svenska Handelsbanken, New York
(a)
(1-day SOFR at 0.00% Floor + 0.21%),
4.57% , 12/12/25 ................. 7,190 7,185,076
(1-day SOFR + 0.40%), 4.76% , 04/22/26 ... 3,500 3,500,141
Toronto-Dominion Bank, New York , (1-day SOFR
+ 0.30%), 4.66% , 03/20/26
(a)
........... 4,710 4,705,345

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Yankee (continued)
UBS AG, Stamford , (1-day SOFR + 0.35%),
4.72% , 11/03/25
(a)
.................. USD 5,000 $ 5,000,357
161,741,782
Total Certificates of Deposit — 14 .2%
(Cost: $ 173,779,990 ) .............................. 173,797,526
Commercial Paper — 32.6%
AbbVie, Inc. , 4.67% , 05/20/25
(b) (f)
.......... 6,500 6,483,262
American Electric Power Co., Inc. , 4.72% ,
05/16/25
(b) (f)
....................... 4,750 4,740,244
American Honda Finance Corp.
(f)
4.67% , 05/22/25 ................... 3,000 2,991,546
4.67% , 06/04/25 ................... 8,000 7,963,600
Aon Corp. , 4.62% , 05/20/25
(b) (f)
............ 6,250 6,234,114
Aquitaine Funding Co. LLC , 4.47% , 05/22/25
(b) (f)
4,560 4,547,696
Atlantic Asset Securitization LLC , 4.49% ,
10/30/25
(b) (f)
....................... 3,500 3,423,140
Australia & New Zealand Banking Group Ltd. ,
5.41% , 06/26/25
(b) (f)
................. 9,000 8,938,454
Bank of Montreal (1-day SOFR + 0.38%), 4.79% ,
09/11/25
(a) (b)
...................... 10,000 10,001,513
Bell Canada Holdings, Inc. , 4.69% , 05/12/25
(b) (f)
5,580 5,571,715
BofA Securities, Inc.
(b)(f)
5.54% , 06/06/25 ................... 5,250 5,226,220
5.43% , 06/17/25 ................... 4,000 3,976,427
Broadcom, Inc. , 4.69% , 05/20/25
(b) (f)
........ 9,370 9,345,814
CDP Financial, Inc. , 5.30% , 07/07/25
(b) (f)
..... 6,000 5,950,504
Danske Bank A/S , 4.54% , 01/15/26
(b) (f)
....... 7,000 6,788,790
Evergy Kansas Central, Inc. , 4.60% , 05/01/25
(b) (f)
6,750 6,749,144
Extra Space Storage LP
(b)(f)
4.57% , 05/01/25 ................... 5,340 5,339,311
4.75% , 05/29/25 ................... 9,250 9,214,558
4.62% , 06/04/25 ................... 6,940 6,907,883
Fiserv, Inc.
(b)(f)
4.63% , 05/01/25 ................... 1,750 1,749,777
4.77% , 05/05/25 ................... 10,000 9,993,605
4.71% , 05/07/25 ................... 1,750 1,748,431
HSBC Bank plc (1-day SOFR + 0.30%), 4.66% ,
02/24/26
(a) (b)
...................... 2,000 1,998,859
HSBC USA, Inc.
(b)(f)
5.83% , 06/06/25 ................... 2,445 2,433,823
4.84% , 02/03/26 ................... 7,800 7,543,775
Illinois Tool Works, Inc. , 4.42% , 05/27/25
(b) (f)
... 3,000 2,990,219
ING US Funding LLC , 4.50% , 10/07/25
(b) (f)
.... 5,000 4,904,666
Ionic Funding LLC , 4.47% , 05/21/25
(f)
....... 15,340 15,300,429
Keurig Dr Pepper, Inc.
(b)(f)
4.71% , 05/08/25 ................... 8,240 8,231,589
4.72% , 05/13/25 ................... 3,500 3,494,176
Macquarie Bank Ltd.
(b)
(1-day SOFR + 0.40%), 4.76% , 06/24/25
(a)
.. 8,050 8,053,406
(1-day SOFR + 0.25%), 4.61% , 11/20/25
(a)
.. 6,220 6,217,634
4.50% , 12/09/25
(f)
.................. 2,860 2,785,098
4.62% , 01/13/26
(f)
.................. 3,110 3,016,627
Marubeni Finance America LLC , 4.74% ,
05/23/25
(b) (f)
....................... 10,350 10,318,685
National Bank of Canada
(b)(f)
5.54% , 05/23/25 ................... 5,680 5,664,236
4.51% , 01/16/26 ................... 9,330 9,051,381
National Grid North America, Inc.
(b)(f)
4.61% , 05/01/25 ................... 5,850 5,849,258
Security
Par (000)
Par (000) Value
Commercial Paper (continued)
4.77% , 05/28/25 ................... USD 6,740 $ 6,715,556
NiSource, Inc. , 4.73% , 05/02/25
(b) (f)
......... 2,000 1,999,492
Norfina Ltd. , 4.42% , 09/08/25
(b) (f)
........... 2,800 2,755,897
Northrop Grumman Corp.
(b)(f)
4.64% , 05/08/25 ................... 5,500 5,494,398
4.65% , 05/20/25 ................... 5,750 5,735,243
4.64% , 05/28/25 ................... 5,500 5,480,135
4.62% , 06/12/25 ................... 7,330 7,289,288
Nutrien Ltd. , 4.59% , 05/01/25
(b) (f)
........... 1,500 1,499,808
Paradelle Funding LLC
(b)(f)
5.48% , 06/06/25 ................... 12,530 12,473,534
4.14% , 09/24/25 ................... 6,770 6,650,439
Penske Truck Leasing Co. LP , 4.58% ,
05/12/25
(b) (f)
....................... 3,200 3,194,976
PPG Industries, Inc.
(f)
4.62% , 05/12/25 ................... 2,100 2,096,777
4.63% , 05/14/25 ................... 1,380 1,377,525
PPL Capital Funding, Inc. , 4.87% , 05/12/25
(b) (f)
. 4,595 4,587,943
RTX Corp. , 4.77% , 05/19/25
(b) (f)
........... 15,360 15,322,251
Salisbury Receivables Co. LLC
(b)(f)
4.50% , 08/01/25 ................... 11,380 11,251,603
0.00% , 11/03/25 ................... 7,790 7,607,098
Spire, Inc.
(b)(f)
4.79% , 05/13/25 ................... 8,000 7,986,680
4.87% , 05/19/25 ................... 1,005 1,002,543
Swedbank AB (1-day SOFR + 0.34%), 4.70% ,
10/01/25
(a) (b)
...................... 5,800 5,802,790
Virginia Electric and Power Co. , 4.70% ,
05/12/25
(f)
........................ 6,950 6,939,681
Vulcan Materials Co. , 4.70% , 05/20/25
(b) (f)
.... 3,960 3,949,799
VW Credit, Inc.
(b)(f)
4.62% , 05/08/25 ................... 11,500 11,488,083
4.84% , 06/02/25 ................... 7,250 7,218,964
Waste Management, Inc.
(b)(f)
4.55% , 05/13/25 ................... 2,500 2,495,840
4.72% , 05/19/25 ................... 2,750 2,743,285
Western Union Co. (The) , 4.60% , 05/01/25
(b) (f)
.. 7,750 7,749,011
Westpac Banking Corp. (1-day SOFR + 0.22%),
4.58% , 12/18/25
(a) (b)
................. 3,290 3,288,339
Westpac Securities NZ Ltd. , 4.43% , 10/30/25
(b) (f)
6,500 6,357,436
Total Commercial Paper — 32 .6%
(Cost: $ 400,254,005 ) .............................. 400,294,023
Shares
Shares
Money Market Funds — 0.0%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.21%
(g) (h)
................... 154,515 154,515
Total Money Market Funds — 0.0%
(Cost: $ 154,515 ) ................................. 154,515
Total Repurchase Agreements — 8 .6%
(Cost: $ 105,000,000 ) .............................. 105,000,000
Total Short-Term Securities — 55.4%
(Cost: $ 679,188,510 ) .............................. 679,246,064
Total Investments — 100 .0%
(Cost: $ 1,224,025,014 ) ............................ 1,225,480,088
Liabilities in Excess of Other Assets — (0.0) % ............. (234,512)
Net Assets — 100.0% ...............................
$ 1,225,245,576

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)
These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)
Issuer is a U.S. branch of a foreign domiciled bank.
(f)
Rates are the current rate or a range of current rates as of period end.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/25
Shares
Held at
04/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ — $ 154,515
(a)
$ — $ — $ — $ 154,515 154,515 $ 13,375 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
Repurchase Agreements
Repurchase Agreements Collateral
Counterparty
Coupon
Rate
Purchase
Date
Maturity
Date
Par
(000) A t Value
Proceeds Including
Interest Position Original Par
Position Received,
At Value
Bank of America
Securities, Inc. ... 4 .62%
(a)
04/30/25 06/05/25 $ 12,250 $ 12,250,000 $ 12,306,595
Corporate/Debt
Obligations, 2.50% to
8.82%, due 01/21/31 to
12/25/64 ......... $ 14,637,073 $ 13,107,500
4 .83
(a)
04/30/25 08/04/25 4,000 4,000,000 4,051,520
Corporate/Debt
Obligations, 0.00% to
5.25%, due 05/13/25 to
08/25/45 ......... 16,919,981 4,246,697
– –
$ 16,250,000 $ 17,354,197
– –
BNP Paribas SA .... 4 .73
(a)
04/30/25 08/04/25 8,250 8,250,000 8,354,060
Corporate/Debt
Obligations, 1.79% to
14.75%, due 06/06/25
to 03/07/87 ....... 9,960,056 9,272,877
– –
Citigroup Global Markets,
Inc. ........... 4 .67
(a)
04/30/25 07/02/25 16,000 16,000,000 16,130,760
Corporate/Debt
Obligations, 5.77% to
6.09%, due 04/17/57 to
08/25/64 ......... 16,674,512 17,120,001
4 .69
(a)
04/30/25 08/01/25 6,000 6,000,000 6,072,695
Corporate/Debt
Obligations, 0.86% to
5.10%, due 04/25/65 to
05/25/67 ......... 14,628,895 6,474,179
– –
$ 22,000,000 $ 23,594,180
– –
Deutsche Bank
Securities, Inc. ... 4 .78
(a)
04/30/25 07/05/25 3,500 3,500,000 3,530,672
Corporate/Debt
Obligations, 5.38% to
8.25%, due 03/22/30 to
01/15/67 ......... 5,768,000 4,200,297
– –
Goldman Sachs & Co.
LLC ........... 4 .88
(a)
04/30/25 12/02/25 20,000 20,000,000 20,585,600
Corporate/Debt
Obligations, 0.00% to
8.00%, due 05/01/26 to
06/05/2115 ....... 881,621,035 22,035,457
– –
Mizuho Securities USA
LLC ........... 4 .78
(a)
04/30/25 06/05/25 3,500 3,500,000 3,516,730
Corporate/Debt
Obligation, 1.99%, due
09/15/45 ......... 4,030,000 3,745,518
4 .88
(a)
04/30/25 07/31/25 19,000 19,000,000 19,236,951
Corporate/Debt
Obligations, 2.79% to
5.47%, due 08/15/31 to
11/20/51 ......... 28,021,622 20,330,736
– –
$ 22,500,000 $ 24,076,254
– –
Wells Fargo Securities
LLC ........... 4 .78
(a)
04/30/25 08/09/25 12,500 12,500,000 12,667,632
Corporate/Debt
Obligations, 2.30% to
3.95%, due 08/01/25 to
06/03/50 ......... 16,498,000 13,125,215
– –
$ 105,000,000 $ 113,658,477
– –
(a)
Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Schedule of Investments
(unaudited) (continued)
April 30, 2025
BlackRock Short Obligations Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 26,779,131 $ — $ 26,779,131
Corporate Bonds ........................................ — 468,376,666 — 468,376,666
Foreign Agency Obligations ................................. — 8,422,840 — 8,422,840
Municipal Bonds ......................................... — 2,605,013 — 2,605,013
U.S. Treasury Obligations ................................... — 40,050,374 — 40,050,374
Short-Term Securities
Certificates of Deposit ..................................... — 173,797,526 — 173,797,526
Commercial Paper ....................................... — 400,294,023 — 400,294,023
Money Market Funds ...................................... 154,515 — — 154,515
Repurchase Agreements ................................... — 105,000,000 — 105,000,000
$ 154,515 $ 1,225,325,573 $ — $ 1,225,480,088
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
GO General Obligation Bonds
LOC Letter of Credit
RB Revenue Bonds
SOFR Secured Overnight Financing Rate
VRDN Variable Rate Demand Notes
Fair Value Hierarchy as of Period End (continued)